Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the share options granted and the activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of
January 1,2010	-	$-
Granted on June 30,2010	3,000,000	4.2
Granted on July 1,2010	80,000	4.2
Granted on August 4,2010	700,000	4.5
Cancelled	(600,000)	4.5
Forfeited	(150,000)	4.2

Balance as of
December 31, 2010	3,030,000	$4.21	3.5 years	$0
Exercisable as of December 31, 2010	-	-	-	-

Information relating to non-vested stock options
	Options	Weighted average grant-date fair value	Weighted average remaining contractual term
Nonvested at January 1, 2011	3,030,000	$3,629,899
Granted	-	-
Vested	(989,000)	(1,103,493)
Forfeited	(586,000)	(653,839)
Nonvested at December 31, 2011	1,455,000	$1,872,567	2.5 years

Summary of grant-date fair value of the stock options granted based on the assumptions

	Options granted on June 30, 2010	Options granted on July 1, 2010	Options granted on August 4, 2010

Expected volatility	47%	47%	47%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	1.79%	1.80%	1.62%
Weighted average expected life (in years)	5.0	5.0	5.0
Estimated fair value of underlying
common stock	$3.21	$3.25	$4.50

Non employee stock option grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the share options granted and the activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding as of
December 31, 2011	460,000	$4.20	1.5 years	$-
Exercisable as of
December 31, 2011	460,000	$4.20	1.68 years	$-

Summary of grant-date fair value of the stock options granted based on the assumptions

	Awards granted	Awards granted
	on July 1, 2010	on July 27, 2010
Expected volatility	47%	47%
Expected dividend yield	0%	0%
Weighted average risk-free interest rate	1.8%	1.02%
Weighted average expected life (in years)	5.0	3.0
Estimated fair value of underlying common stock	$3.25	$4.00-4.50